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           Supplement to the John Hancock Declaration Funds Prospectus
                                Dated May 1, 2001


On September 11, 2001, the Trustees of the John Hancock Declaration Trust (the "Trust") voted to recommend that contractholders of the series of the Trust listed below (the "Acquired Funds") approve tax-free reorganizations:


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                   Acquired Funds*                                        Acquiring Funds*
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V.A. Regional Bank Fund                                 V.A. Financial Industries Fund
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V.A. High Yield Bond Fund                               V.A Strategic Income Fund
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*Each a series of John Hancock Declaration Trust


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                   Acquired Funds*                                       Acquiring Funds**
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V.A. Core Equity Fund                                   Growth & Income Fund
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V.A. Large Cap Growth Fund                              Growth & Income Fund
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V.A. 500 Index Fund                                     Equity Index Fund
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V.A. International Fund                                 International Equity Fund
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V.A. Mid Cap Growth Fund                                Fundamental Growth Fund
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V.A. Small Cap Growth Fund                              Small Cap Growth Fund
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V.A. Bond Fund                                          Active Bond Fund
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V.A. Money Market Fund                                  Money Market Fund
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*Each a series of John Hancock Declaration Trust **Each a series of John Hancock
Variable Series Trust I.

Under the terms of the reorganizations, subject to shareholder approval at a contractholders meeting scheduled for December 5, 2001, the Acquired Funds would transfer all of their assets and liabilities to the corresponding Acquiring Funds in a tax-free exchange for shares of equal value of the Acquiring Funds. Further information regarding the proposed reorganizations will be contained in a proxy statement and prospectus scheduled to be mailed to contractholders on or about November 1, 2001.




September 12, 2001

9/01